Debt (Scheduled Repayments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Maturities of Long-term Debt [Abstract]
Repayments of principal in 2018	$ 262
Repayments of principal in 2019	316
Repayments of principal in 2020	514
Repayments of principal in 2021	515
Repayments of principal in 2022	$ 515